Credit Facilities - Long-term loan bank And Additional Information (Details) (Imported)			6 Months Ended			12 Months Ended
	Dec. 26, 2017 USD ($)	Dec. 26, 2017 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Aug. 12, 2020 USD ($)	Aug. 12, 2020 CNY (¥)
Line of Credit Facility [Line Items]
Interest expense			$ 980,694		$ 478,344	$ 1,673,563	$ 730,780	$ 1,282,291
Interest expense of loans - related parties			30,886		24,372	51,770	11,403	0
Loan repaid						76,793	0	0
CQ Mingwen
Line of Credit Facility [Line Items]
Loan repaid	$ 100,000	¥ 1,000,000	1,200,000	¥ 8,000,000
Continuing operations
Line of Credit Facility [Line Items]
Interest expense			978,194		466,568	1,661,788	713,201	1,243,708
Interest expense of loans - related parties			30,886		24,372	51,770	11,403
Discontinued operations
Line of Credit Facility [Line Items]
Interest expense			$ 34,707		$ 42,177	$ 114,853	110,350	$ 0
Chongqing Dadukou Rongxing Village & Township Bank
Line of Credit Facility [Line Items]
Weighted average interest rate			12.00%			12.00%
Long term bank loan			$ 848,019			$ 777,558	$ 866,231
Chongqing Dadukou Rongxing Village & Township Bank | Subsequent events
Line of Credit Facility [Line Items]
Aggregate amount to be repaid due to suit									$ 1,000,000.0
Principal portion of amount to be repaid due to suit									800,000	¥ 5,493,839
Interest portion of amount to be repaid due to suit									$ 200,000